Risk management - Credit risk exposure by industries (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 398,471,816	[1]	$ 269,602,041	₩ 373,148,148	[1]
Securities at amortized cost		19,203,177		12,992,677	23,996,172
Financial assets at FVTPL	[2]	17,076,619			12,930,109
Financial assets at FVTOCI		42,922,671			36,694,111
Derivative assets (Designated for hedging)		175,191		$ 118,532	26,708
Off balance sheet item
Off-balance accounts		150,474,850			140,622,493
Total		628,324,324			587,417,741
Service
Categories of financial assets
Loans and other financial assets at amortized cost		92,018,694			84,704,246
Securities at amortized cost		169,352			189,193
Financial assets at FVTPL		287,401			330,193
Financial assets at FVTOCI		331,590			453,694
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		22,460,440			22,561,220
Total		115,267,477			108,238,546
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		47,835,603			44,591,685
Securities at amortized cost		0			0
Financial assets at FVTPL		539,092			233,528
Financial assets at FVTOCI		474,837			408,377
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		28,514,078			22,897,412
Total		77,363,610			68,131,002
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		33,986,585			30,388,823
Securities at amortized cost		10,248,257			14,151,799
Financial assets at FVTPL		10,833,850			7,184,371
Financial assets at FVTOCI		29,935,898			25,832,327
Derivative assets (Designated for hedging)		175,191			26,708
Off balance sheet item
Off-balance accounts		14,147,757			13,804,163
Total		99,327,538			91,388,191
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		6,219,603			5,583,281
Securities at amortized cost		59,866			69,720
Financial assets at FVTPL		31,527			81,731
Financial assets at FVTOCI		194,940			290,856
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		3,192,714			2,826,738
Total		9,698,650			8,852,326
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		190,902,940			185,083,452
Securities at amortized cost		0			0
Financial assets at FVTPL		123,339			2,600
Financial assets at FVTOCI		0			0
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		73,212,057			73,042,394
Total		264,238,336			258,128,446
Others
Categories of financial assets
Loans and other financial assets at amortized cost		27,508,391			22,796,661
Securities at amortized cost		8,725,702			9,585,460
Financial assets at FVTPL		5,261,410			5,097,686
Financial assets at FVTOCI		11,985,406			9,708,857
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		8,947,804			5,490,566
Total		₩ 62,428,713			₩ 52,679,230

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.